Related Party Transactions - Additional Information (Details) - G S K - USD ($)		3 Months Ended	6 Months Ended	12 Months Ended
	Apr. 30, 2018	Jun. 30, 2019	Jun. 30, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
License upfront fee	$ 14,200,000
Inventory purchase liability	6,900,000
Transaction costs	$ 800,000
Payment on inventory purchase liability			$ 3,200,000	$ 6,200,000
Accrued royalties		$ 0	0
Strimvelis
Related Party Transaction [Line Items]
Revenues		$ 0	0
Transition Services Agreement
Related Party Transaction [Line Items]
Payments to settle accounts payable			7,200,000
Payment on inventory purchase liability			$ 1,700,000
Series B Preferred Stock
Related Party Transaction [Line Items]
Ordinary shares Issuable Upon Conversion	12,455,252
Preferred stock, Value	$ 93,400,000
Loss provision associated with contract	$ 18,400,000